Amplify COWS Covered Call ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 15.0%
AT&T, Inc. (a)	8,967	$222,740
Comcast Corp. - Class A (a)	9,129	272,866
Fox Corp. - Class A (a)	2,904	212,195
Match Group, Inc. (a)	7,448	240,496
Nexstar Media Group, Inc. (a)	1,534	311,479
Omnicom Group, Inc. (a)	3,253	262,680
T-Mobile US, Inc. (a)	960	194,918
Verizon Communications, Inc. (a)	5,717	232,854
		1,950,228

Consumer Discretionary - 15.0%
Abercrombie & Fitch Co. - Class A (a)(b)	2,352	296,046
BorgWarner, Inc. (a)	5,786	260,717
Crocs, Inc. (a)(b)	2,890	247,153
Expedia Group, Inc. (a)	901	255,262
Gap, Inc. (a)	9,434	241,511
Gentex Corp. (a)	7,374	171,593
Lear Corp. (a)	2,259	258,881
LKQ Corp. (a)	7,634	230,547
		1,961,710

Consumer Staples - 1.9%
Molson Coors Beverage Co. - Class B (a)	5,375	250,905

Energy - 15.5%
Chord Energy Corp. (a)	2,494	231,194
Coterra Energy, Inc. (a)	9,281	244,276
EQT Corp. (a)	5,498	294,693
Magnolia Oil & Gas Corp. - Class A (a)	10,033	219,622
Matador Resources Co. (a)	6,880	291,987
Ovintiv, Inc. (a)	6,044	236,864
Range Resources Corp. (a)	8,441	297,630
SLB Ltd. (a)	5,488	210,630
		2,026,896

Financials - 5.6%
Global Payments, Inc. (a)	3,134	242,572
PayPal Holdings, Inc. (a)	4,117	240,350
WEX, Inc. (a)(b)	1,629	242,688
		725,610

Health Care - 4.2%
Merck & Co., Inc. (a)	3,224	339,358
Zimmer Biomet Holdings, Inc. (a)	2,341	210,503
		549,861

Industrials - 16.5%
Delta Air Lines, Inc. (a)	4,501	312,369
FedEx Corp. (a)	1,107	319,768
Fortune Brands Innovations, Inc. (a)	3,677	183,924
Genpact Ltd. (a)	6,789	317,589
Leidos Holdings, Inc. (a)	1,672	301,629
Oshkosh Corp. (a)	1,529	192,088
Owens Corning (a)	2,724	304,843
Textron, Inc. (a)	2,504	218,274
		2,150,484

Information Technology - 12.7%
Cognizant Technology Solutions Corp. - Class A (a)	3,783	313,989
Dropbox, Inc. - Class A (a)(b)	9,257	257,345
NetApp, Inc. (a)	1,531	163,955
QUALCOMM, Inc. (a)	1,728	295,574
Salesforce, Inc. (a)	687	181,993
Skyworks Solutions, Inc. (a)	3,396	215,340
Vontier Corp. (a)	5,958	221,519
		1,649,715

Materials - 6.9%
Celanese Corp. (a)	5,820	246,069
CF Industries Holdings, Inc. (a)	3,310	255,995
Crown Holdings, Inc. (a)	1,906	196,261
Sealed Air Corp.	4,841	200,563
		898,888

Utilities - 2.3%
NRG Energy, Inc. (a)	1,872	298,097
TOTAL COMMON STOCKS (Cost $12,671,044)		12,462,394

AFFILIATED EXCHANGE TRADED FUNDS - 4.5%	Shares	Value
Amplify Cash Flow Dividend Leaders ETF (c)	17,704	588,994
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $593,084)		588,994

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.86% (d)	190,193	190,193
TOTAL MONEY MARKET FUNDS (Cost $190,193)		190,193

TOTAL INVESTMENTS - 101.6% (Cost $13,454,321)		13,241,581
Liabilities in Excess of Other Assets - (1.6)%		(214,007)
TOTAL NET ASSETS - 100.0%		$13,027,574

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Amplify COWS Covered Call ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Call Options - (0.6)% (a)(b)
Abercrombie & Fitch Co., Expiration: 01/16/2026; Exercise Price: $140.00	$(264,327)	(21)	$(2,835)
AT&T, Inc., Expiration: 01/16/2026; Exercise Price: $25.00	(213,624)	(86)	(2,150)
BorgWarner, Inc., Expiration: 01/16/2026; Exercise Price: $50.00	(247,830)	(55)	(688)
Celanese Corp., Expiration: 01/16/2026; Exercise Price: $45.00	(228,312)	(54)	(4,590)
CF Industries Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $83.00	(232,020)	(30)	(1,350)
Chord Energy Corp., Expiration: 01/16/2026; Exercise Price: $100.00	(222,480)	(24)	(1,140)
Cognizant Technology Solutions Corp., Expiration: 01/16/2026; Exercise Price: $90.00	(298,800)	(36)	(630)
Comcast Corp., Expiration: 01/16/2026; Exercise Price: $31.50	(263,032)	(88)	(1,408)
Coterra Energy, Inc., Expiration: 01/16/2026; Exercise Price: $26.50	(223,720)	(85)	(4,462)
Crocs, Inc., Expiration: 01/16/2026; Exercise Price: $96.00	(230,904)	(27)	(1,080)
Crown Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $110.00	(175,049)	(17)	(850)
Delta Air Lines, Inc., Expiration: 01/16/2026; Exercise Price: $78.00	(298,420)	(43)	(1,871)
Dropbox, Inc., Expiration: 01/16/2026; Exercise Price: $30.50	(241,860)	(87)	(4,132)
EQT Corp., Expiration: 01/16/2026; Exercise Price: $57.50	(278,720)	(52)	(1,456)
Expedia Group, Inc., Expiration: 01/16/2026; Exercise Price: $305.00	(226,648)	(8)	(944)
FedEx Corp., Expiration: 01/16/2026; Exercise Price: $305.00	(288,860)	(10)	(850)
Fortune Brands Innovations, Inc., Expiration: 01/16/2026; Exercise Price: $55.00	(170,068)	(34)	(850)
Fox Corp., Expiration: 01/16/2026; Exercise Price: $80.00	(204,596)	(28)	(490)
Gap, Inc., Expiration: 01/16/2026; Exercise Price: $30.00	(225,280)	(88)	(1,056)
Genpact Ltd., Expiration: 01/16/2026; Exercise Price: $50.00	(140,340)	(30)	(750)
Gentex Corp., Expiration: 01/16/2026; Exercise Price: $25.00	(116,350)	(50)	(1,875)
Global Payments, Inc.
Expiration: 01/16/2026; Exercise Price: $85.00	(108,360)	(14)	(385)
Expiration: 01/16/2026; Exercise Price: $90.00	(108,360)	(14)	(175)
Lear Corp., Expiration: 01/16/2026; Exercise Price: $125.00	(229,200)	(20)	(2,600)
Leidos Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $195.00	(270,600)	(15)	(712)
LKQ Corp., Expiration: 01/16/2026; Exercise Price: $32.50	(223,480)	(74)	(740)
Magnolia Oil & Gas Corp., Expiration: 01/16/2026; Exercise Price: $22.50	(186,065)	(85)	(5,312)
Matador Resources Co., Expiration: 01/16/2026; Exercise Price: $45.00	(280,104)	(66)	(2,640)
Match Group, Inc., Expiration: 01/16/2026; Exercise Price: $35.00	(232,488)	(72)	(432)
Merck & Co., Inc., Expiration: 01/16/2026; Exercise Price: $109.00	(315,780)	(30)	(1,725)
Molson Coors Beverage Co., Expiration: 01/16/2026; Exercise Price: $47.50	(233,400)	(50)	(3,250)
NetApp, Inc., Expiration: 01/16/2026; Exercise Price: $117.00	(149,926)	(14)	(455)
Nexstar Media Group, Inc., Expiration: 01/16/2026; Exercise Price: $210.00	(284,270)	(14)	(3,360)
NRG Energy, Inc., Expiration: 01/16/2026; Exercise Price: $172.50	(270,708)	(17)	(1,530)
Omnicom Group, Inc., Expiration: 01/16/2026; Exercise Price: $85.00	(250,325)	(31)	(1,163)
Oshkosh Corp., Expiration: 01/16/2026; Exercise Price: $140.00	(175,882)	(14)	(525)
Ovintiv, Inc., Expiration: 01/16/2026; Exercise Price: $40.00	(227,302)	(58)	(4,060)
Owens Corning, Expiration: 01/16/2026; Exercise Price: $120.00	(279,775)	(25)	(1,500)
PayPal Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $64.00	(227,682)	(39)	(527)
QUALCOMM, Inc., Expiration: 01/16/2026; Exercise Price: $185.00	(273,680)	(16)	(744)
Range Resources Corp., Expiration: 01/16/2026; Exercise Price: $37.00	(285,606)	(81)	(2,633)
Salesforce, Inc., Expiration: 01/16/2026; Exercise Price: $280.00	(158,946)	(6)	(645)
Skyworks Solutions, Inc., Expiration: 01/16/2026; Exercise Price: $70.00	(202,912)	(32)	(880)
SLB Ltd., Expiration: 01/16/2026; Exercise Price: $40.50	(199,576)	(52)	(1,170)
Textron, Inc., Expiration: 01/16/2026; Exercise Price: $95.00	(200,491)	(23)	(172)
T-Mobile US, Inc., Expiration: 01/16/2026; Exercise Price: $202.50	(182,736)	(9)	(3,758)
Verizon Communications, Inc., Expiration: 01/16/2026; Exercise Price: $41.00	(219,942)	(54)	(1,755)
Vontier Corp., Expiration: 01/16/2026; Exercise Price: $40.00	(211,926)	(57)	(1,425)
WEX, Inc., Expiration: 01/16/2026; Exercise Price: $165.00	(223,470)	(15)	(1,800)
Zimmer Biomet Holdings, Inc., Expiration: 01/16/2026; Exercise Price: $95.00	(197,824)	(22)	(770)
TOTAL WRITTEN OPTIONS (Premiums received $103,048)			$(82,300)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify COWS Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,462,394	$–	$–	$12,462,394
Affiliated Exchange Traded Funds	588,994	–	–	588,994
Money Market Funds	190,193	–	–	190,193
Total Investments	$13,241,581	$–	$–	$13,241,581

Liabilities:
Investments:
Written Options	$–	$(82,300)	$–	$(82,300)
Total Investments	$–	$(82,300)	$–	$(82,300)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify COWS Covered Call ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Cash Flow Dividend Leaders ETF	$494,641	$593,084	$(499,472)	$5,389	$(4,648)	$588,994	17,704	$916	$–